FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated December 15, 2006

to the

Prospectus dated May 1, 2006

EXCHANGE OFFER

The Company will permit owners of certain variable annuity policies previously issued by the Company to exchange their policies at net asset value for the Flexible Premium Variable Annuity-F policy described in the prospectus, and which is marketed under the name “WRL Freedom Multiple Variable Annuity” (the “New Policy”). This offer applies to the exchange of the Company’s WRL Freedom Attainer® Variable Annuity, WRL Freedom Bellwether® Variable Annuity, WRL Freedom Conqueror® Variable Annuity, WRL Freedom Wealth Creator® Variable Annuity, WRL Freedom Enhancer® Variable Annuity, WRL Freedom Enhancer® II Variable Annuity, WRL Freedom Premier® Variable Annuity, WRL Freedom Premier® II Variable Annuity, WRL Freedom Variable Annuity, WRL Freedom Access® Variable Annuity, and WRL Freedom Access® II Variable Annuity policies issued on policy forms VA 00010, VA 16, VA 25, VA 32, WL 18, VA 30, VA 020688, WL 17, and WL 31 or state variations thereof (each an “Existing Policy” and collectively, the “Existing Policies”). In order to accept the exchange offer (1) the Existing Policy must be out of its surrender charge period and (2) the C-share Rider must be elected on the New Policy. To make the exchange, you must send the Company a completed application for the New Policy, the Existing Policy being exchanged (unless lost or destroyed), and a signed exchange offer acknowledgement form.

Exchanging your Existing Policy for the New Policy will terminate your Existing Policy and all its benefits. This means, for example, if you accept the exchange offer you will lose the Existing Policy’s death benefit which could be greater than the New Policy’s death benefit. Certain benefits and features are also not available on the New Policy nor are they currently being offered on the Existing Policies. By accepting the exchange offer you would lose these benefits and features and not be able to get them back.

There are many differences between the New Policy and the Existing Policies. For example, the fees and expenses may be different, and generally will be higher for the New Policy than for the Existing Policies. Consult your personal financial representative to discuss these differences and whether an exchange would be suitable for your financial, retirement, and insurance needs.

The Company reserves the right to suspend or terminate this exchange offer at any time.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – F dated May 1, 2006

AGO1349

Below is a general guide to certain features that you should review in your Existing Policy and prospectus. Do not rely solely on this guide in examining the differences between your Existing Policy and the New Policy. There may be additional differences important for you to consider prior to making an exchange. Please note, this guide does not create or modify any existing rights or benefits all of which are only established by your Existing Policy. You should review the new and existing prospectuses, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative before you submit the exchange request to the Company.

	New Policy	Existing Policies

	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Attainer® Variable Annuity Form No.: VA 00010	WRL Freedom Bellwether® Variable Annuity Form No.: VA 00010	WRL Freedom Conqueror® Variable Annuity Form No.: VA 00010	WRL Freedom Wealth Creator® Variable Annuity Form No.: VA 16

Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value >$50,000)	$30	$30	$35	$35 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.10%	1.25%	1.25%	1.40% years 1-7; 1.25% thereafter (not guaranteed)

Administrative Charge	0.15%	0.15%	0.15%	0.15%	none

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	4%	4%	4%	4%

Premium Enhancement	No	No	No	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	None	None	None	None

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*There is an additional charge for these optional features.

**No longer available for issue.

	New Policy	Existing Policies

	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Enhancer® Variable Annuity Form No.: VA 25	WRL Freedom Enhancer ® II Variable Annuity Form No.: VA 32	WRL Freedom Premier® Variable Annuity Form No.: WL 18	WRL Freedom Premier® II Variable Annuity Form No.: VA 30

Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$35 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.25%	1.00%	1.00%	0.85%

Administrative Charge	0.15%	0.40%	0.40%	0.40%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class	Service Class	Initial Class; Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	3%	2%	3%	2%

Premium Enhancement	No	Yes	Yes	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Compounding; Monthly Step-Up	Annual Compounding; Annual Step-Up

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*There is an additional charge for these optional features.

**No longer available for issue.

	New Policy	Existing Policies
	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Variable Annuity Form No.: VA 020688	WRL Freedom Access® Variable Annuity Form No.: WL 17	WRL Freedom Access® II Variable Annuity Form No.: VA 31

Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value >$50,000)	$30	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.25%	1.25%	1.25%

Administrative Charge	0.15%	none	0.40%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class	Initial Class; Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	4%	3%	2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • compounding value; and anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	None	Annual Compounding; Annual Step-Up	None

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*There is an additional charge for these optional features.

**No longer available for issue.